Other equity (Tables)	12 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Summary of Reserves

	2018	2017	2016	Recognition and measurement
	US$M	US$M	US$M
Share premium account	518	518	518	The share premium account represents the premium paid on the issue of BHP Billiton Plc shares recognised in accordance with the UK Companies Act 2006.
Foreign currency translation reserve	42	40	41	The foreign currency translation reserve represents exchange differences arising from the translation of non-US dollar functional currency operations within the Group into US dollars.
Employee share awards reserve	196	214	293

The employee share awards reserve represents the accrued employee entitlements to share awards that have been charged to the income statement and have not yet been exercised.

Once exercised, the difference between the accumulated fair value of the awards and their historical on-market purchase price is recognised in retained earnings.

Hedging reserve	58	153	210	The hedging reserve represents hedging gains and losses recognised on the effective portion of cash flow hedges. The cumulative deferred gain or loss on the hedge is recognised in the income statement when the hedged transaction impacts the income statement, or is recognised as an adjustment to the cost of non-financial hedged items. The hedging reserve records the portion of the gain or loss on a hedging instrument in a cash flow hedge that is determined to be an effective hedge relationship.
Financial assets reserve	16	10	11	The financial assets reserve represents the revaluation of available for sale financial assets. Where a revalued financial asset is sold or impaired, the relevant portion of the reserve is transferred to the income statement.
Share buy-back reserve	177	177	177	The share buy-back reserve represents the par value of BHP Billiton Plc shares that were purchased and subsequently cancelled. The cancellation of the shares creates anon-distributable capital redemption reserve.
Non-controlling interest contribution reserve	1,283	1,288	1,288	The non-controlling interest contribution reserve represents the excess of consideration received over the book value of net assets attributable to equity instruments when acquired bynon-controlling interests.

Total reserves	2,290	2,400	2,538

Summary of Financial Information Relating to Subsidiaries with Non-controlling Interests

Summarised financial information relating to each of the Group’s subsidiaries with non-controlling interests (NCI) that are material to the Group before any intra-group eliminations is shown below:

	2018			2017
US$M	Minera Escondida Limitada	Other individually immaterial subsidiaries (incl. intra- group eliminations)	Total	Minera Escondida Limitada	Other individually immaterial subsidiaries (incl. intra- group eliminations)	Total
Group share (per cent)	57.5			57.5

Current assets	2,751			2,107
Non-current assets	13,389			14,528
Current liabilities	(1,781)			(1,339)
Non-current liabilities	(4,352)			(4,300)

Net assets	10,007			10,996

Net assets attributable to NCI	4,253	825	5,078	4,673	795	5,468

Revenue	8,775			4,576
Profit after taxation	2,221			516
Other comprehensive income	(2)			–

Total comprehensive income	2,219			516

Profit after taxation attributable to NCI	944	174	1,118	219	113	332
Other comprehensive income attributable to NCI	(1)	1	–	–	–	–

Net operating cash flow	5,041			1,964
Net investing cash flow	(997)			(999)
Net financing cash flow	(3,392)			(968)

Dividends paid to NCI (1)	1,469	135	1,604	507	74	581

(1)	Includes dividends paid to non-controlling interests related to Onshore US of US$22 million (2017: US$6 million). Refer to note 26 ‘Discontinued operations’.